ALPS SERIES TRUST

Supplement dated July 12, 2023 to Statements of Additional Information applicable to each series of ALPS Series Trust (the “Trust”)

-Carret Kansas Tax-Exempt Bond Fund

Statement of Additional Information dated January 27, 2023

-Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund

Statement of Additional Information dated January 27, 2023

-Brigade High Income Fund

Statement of Additional Information dated March 8, 2023, as supplemented

-Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund

Statement of Additional Information dated January 27, 2023

-Hillman Value Fund

Statement of Additional Information dated January 27, 2023

-Polen DDJ Opportunistic High Yield Fund

Statement of Additional Information dated January 27, 2023, as supplemented

-Seven Canyons Strategic Global Fund and Seven Canyons World Innovators Fund

Statement of Additional Information dated January 27, 2023

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Effective immediately, the information with respect to Patrick Rogers in the Officers table in the section titled “TRUSTEES AND OFFICERS” in each Fund’s Statement of Additional Information is hereby deleted and replaced with the following:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Nicholas Adams, Birth year: 1983	Secretary	Since May 2023	Mr. Adams is Principal Legal Counsel at SS&C Technologies and has served in that role since 2022. Mr. Adams is also Secretary of the List Income Opportunities Fund and Principal Real Estate Income Fund, as well as Assistant Secretary of the WesMark Funds. Prior to joining SS&C, he was an Associate Attorney at Arnold, Newbold Sollars and Hollins, P.C. (2020-2022) as well as Stanziola Estate Law (2018-2020). Prior to becoming an attorney, Mr. Adams held various roles at Empower Retirement including: Compliance Analyst (2018), Quality Assurance Analyst (2016-2018) and Customer Service Representative (2014-2016).

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.

**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.